Dividends (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended	6 Months Ended
	Jun. 28, 2022	Jun. 01, 2022	Apr. 26, 2022	Jun. 30, 2022	Jun. 30, 2022
Cash dividends on common shares paid:
Interim dividend for 2022: $0.10 per share, Dividend one	$ 60			$ 60	$ 60
Interim dividend for 2022: $0.10 per share, Dividend two	$ 61			61	61
Cash dividends on common shares paid				$ 121	$ 121
Cash dividends per common share declared		$ 0.10	$ 0.10
Cash dividend paid per common share, Dividend one					$ 0.10
Cash dividend paid per common share, Dividend two					$ 0.10